1997 SEMIANNUAL REPORT


IDS
Small Company
Index Fund

(icon of) building

The goal of IDS Small Company Index Fund, a part of IDS Market Advantage Series, Inc., is to achieve long-term capital appreciation. The Fund attempts to mirror the performance of the Standard &Poor's Small Capitalization Stock Index(R) (S&P SmallCap 600 Index(R)) by investing in all or a representative group of the equity securities comprising that Index.

             American Express Financial Advisors

             Distributed by American Express Financial Advisors Inc.


Good things, small packages

When people talk stocks, the conversation often centers on big, household names. But the fact is that all companies were small once, and, as a group, the small ones have actually provided a greater investment return than their more-sizable siblings over the long run. Instead of trying to sort out the most likely winners from the huge number of contenders, IDSSmall Company Index Fund simply buys a representative sample of stocks from a popular index. Therefore, as the index performs, so, too, should the Fund.

Contents

From the president                           3
From the portfolio manager                   3
The Fund's ten largest holdings              5
Financial statements                         6
Notes to financial statements                9
Investments in securities                   20
Board members and officers                  27
IDS mutual funds                            28

 To our shareholders


      From the president

      If you're an experienced investor, you know that the past two years have been unusually strong ones in many financial markets. Perhaps just as important, you also know that history shows that bull markets don't last forever. Though they're often unpredictable , declines -- whether they're brief or long-lasting, moderate or substantial -- are always a possibility.

      That fact reinforces the need for an investor to periodically review their long-term goals and examine whether their investment program remain on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets.



      William R. Pearce
      (picture of) William Pearce
      William R. Pearce
      President of the Fund

      From the portfolio manager

      A summer surge by small-capitalization stocks led to a strong gain by IDS Small Company Index Fund during the first half of the fiscal year (February through July 1997). For the six months, investors in Class A shares realized a total return of 15.6%.

      The period began with small stocks in a slump, as large-capitalization issues continued to attract the bulk of investors' capital. The main reason for the disparity was the perceived safety offered by the large-caps. Their more-predictable earnings growth and trading liquidity held extra appeal given investors' concern about a rise in long-term interest rates that was brought on by a heightened fear of inflation. This negative environment took a particular toll on technology and financial services stocks, which make up a substantial portion of the small-cap sector, and resulted in the Fund losing ground for the first two months of the period.

      By spring, though, inflation fears had pretty well subsided, interest rates began coming down and money started flowing back into small-cap issues. In May, led by small-cap technology stocks, the flow turned into a torrent, as evidenced by the Fund's gain of more than 11% in that month alone. The positive momentum continued through the final two months of the period, enabling the Fund to tack on another double-digit advance during that time.

      Valuation gap

      In addition to the easing of interest-rate fears, investors also returned to small-caps because of the valuation gap that had built up between them and their bigger brethren, the large-caps. (Valuation is an assessment of a stock's price in relation to the company's earnings, cash flow, or some other financial yardstick.) In this case, valuations for many large-cap stocks had reached very high levels, while valuations for many small-caps were relatively low. In simple terms, small-cap stocks looked cheap by comparison.

      During the six months, the Fund's portfolio held 598 of the 600 issues in the Standard & Poor's Small Capitalization 600 Index, the remaining two being left out because the stocks are not easily tradable. Their omission had virtually no effect on the Fund's performance over the period.

      As we enter a new fiscal year, the investment environment continues to benefit from low inflation, moderate economic growth, low long-term interest rates and generally good corporate profits. That's encouraging. But, like all good things, this perfect world also will come to an end at some point, and the stock market will stall out and, perhaps, retreat. While I can't predict when that will happen, I can tell you that it's a normal part of investing and that I expect it will prove to be only a temporary interruption in what I believe is still a long-term positive trend for stocks.



      Guru Baliga
      (picture of) Guru Baliga
      Guru Baliga
      Portfolio manager

Class A
 6-month performance

(All figures per share)

Net asset value (NAV)
July 31, 1997         $  6.37
Jan. 31, 1997         $  5.51
Increase              $  0.86

Distributions
Feb. 1, 1997 - July 31, 1997

From income           $   --
From capital gains    $   --
Total distribution    $   --

Total return*          +15.6%**

Class B
 6-month performance

(All figures per share)

Net asset value (NAV)
July 31, 1997         $  6.33
Jan. 31, 1997         $  5.50
Increase              $  0.83

Distributions
Feb. 1, 1997 - July 31, 1997

From income           $   --
From capital gains    $   --
Total distribution    $   --

Total return*          +15.1%**

Class Y
 6-month performance

(All figures per share)

Net asset value (NAV)
July 31, 1997         $  6.38
Jan. 31, 1997         $  5.51
Increase              $  0.87

Distributions
Feb. 1, 1997 - July. 31, 1997

From income           $   --
From capital gains    $   --
Total distribution    $   --

Total return*          +15.6%**


*The prospectus discusses the effect of sales charges, if any, on the various classes.

**The  total  return  is  a  hypothetical   investment  in  the  Fund  with  all
distributions reinvested.

 The Fund's ten largest holdings


                                               Percent                   Value
                                 (of Fund's net assets)   (as of July 31, 1997)

Corrections Corp of America                       .98%              $3,248,106

Charter One Financial                             .78                2,572,135

CompUSA                                           .71                2,354,250

Camco Intl                                        .71                2,350,411

Omnicare                                          .68                2,249,025

TCF Financial                                     .65                2,153,212

PhyCor                                            .61                2,036,800

Provident Financial Group                         .61                2,031,881

Zions Bancorp                                     .59                1,976,975

Keane                                             .59                1,956,000


The ten holdings listed here make up 6.91% of the Fund's net assets


      Financial statements

      Statement of assets and liabilities
      IDS Small Company Index Fund
      July 31, 1997



                                  Assets

                                                                                                   (Unaudited)
 Investments in securities, at value (Note 1)
      (identified cost $293,653,629)                                                              $338,646,667
 Cash in bank on demand deposit                                                                        983,828
 Dividends and accrued interest receivable                                                             128,658
 Receivable for investment securities sold                                                           3,648,292
 U.S. government securities held as collateral (Note 4)                                                351,561
                                                                                                       -------
 Total assets                                                                                      343,759,006
                                                                                                   -----------

                                  Liabilities

 Payable for investment securities purchased                                                         7,409,542
 Payable upon return of securities loaned (Note 4)                                                   4,436,961
 Accrued investment management services fee                                                              3,363
 Accrued distribution fee                                                                                2,287
 Accrued service fee                                                                                     1,557
 Accrued transfer agency fee                                                                             1,406
 Accrued administrative services fee                                                                       849
 Other accrued expenses                                                                                127,747
                                                                                                       -------
 Total liabilities                                                                                  11,983,712
                                                                                                    ----------
 Net assets applicable to capital stock                                                           $331,775,294
                                                                                                  ============

                                  Represented by

 Capital stock-- of $.01 par value (Note 1)                                                       $    521,718
 Additional paid-in capital                                                                        283,404,629
 Operating loss-- net                                                                                 (240,183)
 Accumulated net realized gain (loss) (Note 1)                                                       3,096,092
 Unrealized appreciation (depreciation) on investments                                              44,993,038
                                                                                                    ----------
 Total-- representing net assets applicable to outstanding capital stock                          $331,775,294
                                                                                                  ============
 Net assets applicable to outstanding shares:             Class A                                 $217,770,548
                                                          Class B                                 $113,732,693
                                                          Class Y                                 $    272,053
 Net asset value per share of outstanding capital stock:  Class A shares      34,175,595          $       6.37
                                                          Class B shares      17,953,570          $       6.33
                                                          Class Y shares          42,650          $       6.38

See accompanying notes to financial statements.


      Statement of operations
      IDS Small Company Index Fund
      Six months ended July 31, 1997


                                  Investment income

                                                                                                   (Unaudited)
 Income:
 Dividends                                                                                       $     909,776
 Interest                                                                                              128,884
      Less: Foreign taxes withheld                                                                        (125)
                                                                                                          ----
 Total income                                                                                        1,038,535
                                                                                                     ---------
 Expenses (Note 2):
 Investment management services fee                                                                    396,932
 Distribution fee -- Class B                                                                           260,284
 Transfer agency fee                                                                                   257,663
 Incremental transfer agency fee-- Class B                                                               6,405
 Service fee
      Class A                                                                                          119,534
      Class B                                                                                           60,713
      Class Y                                                                                               24
 Administrative services fees and expenses                                                             103,539
 Compensation of board members                                                                           6,947
 Custodian fees                                                                                        124,065
 Postage                                                                                                38,870
 Registration fees                                                                                     151,425
 Reports to shareholders                                                                                20,718
 Audit fees                                                                                              7,000
 Other                                                                                                   1,066
                                                                                                         -----
 Total expenses                                                                                      1,555,185
      Expenses voluntarily reimbursed by AEFC (Note 2)                                                (246,852)
                                                                                                      --------
                                                                                                     1,308,333
      Earnings credits on cash balances (Note 2)                                                       (29,615)
                                                                                                       -------
 Total net expenses                                                                                  1,278,718
                                                                                                     ---------
 Investment income (loss)-- net                                                                       (240,183)
                                                                                                      --------

                                  Realized and unrealized gain (loss) -- net

 Net realized gain (loss) on security transactions (Note 3)                                          2,862,290
 Net change in unrealized appreciation (depreciation) on investments                                39,341,137
                                                                                                    ----------
 Net gain (loss) on investments                                                                     42,203,427
                                                                                                    ----------
 Net increase (decrease) in net assets resulting from operations                                   $41,963,244
                                                                                                   ===========

See accompanying notes to financial statements.



      Financial statements

      Statements of changes in net assets
      IDS Small Company Index Fund

                                  Operations and distributions
                                                                         July 31, 1997     For the period from
                                                                      Six months ended       Aug. 19, 1996* to
                                                                           (Unaudited)           Jan. 31, 1997

 Investment income (loss)-- net                                        $      (240,183)        $       398,738
 Net realized gain (loss) on investments                                     2,862,290                 317,573
 Net change in unrealized appreciation (depreciation) on investments        39,341,137               5,651,901
                                                                            ----------               ---------
 Net increase (decrease) in net assets resulting from operations            41,963,244               6,368,212
                                                                            ----------               ---------
 Distributions to shareholders from:
      Net investment income
          Class A                                                                   --                (320,723)
          Class B                                                                   --                 (95,990)
          Class Y                                                                   --                      (5)
      Net realized gain
          Class A                                                                   --                 (58,220)
          Class B                                                                   --                 (24,313)
                                                                                                       -------
 Total distributions                                                                --                (499,251)
                                                                                                      --------

 Capital share transactions (Note 5)

 Proceeds from sales
      Class A shares (Note 2)                                              109,138,302              93,847,466
      Class B shares                                                        60,963,412              40,421,294
      Class Y shares                                                           274,176                     816
 Reinvestment of distributions at net asset value
      Class A shares                                                                --                 356,913
      Class B shares                                                                --                 119,807
      Class Y shares                                                                --                       5
 Payments for redemptions
      Class A shares                                                       (14,418,228)             (3,320,576)
      Class B shares (Note 2)                                               (2,977,959)               (444,042)
      Class Y shares                                                           (21,297)                     --
                                                                               -------
 Increase (decrease) in net assets from capital share transactions         152,958,406             130,981,683
                                                                           -----------             -----------
 Total increase (decrease) in net assets                                   194,921,650             136,850,644
 Net assets at beginning of period (Note 1)                                136,853,644                   3,000
                                                                           -----------                   -----
 Net assets at end of period                                              $331,775,294            $136,853,644
                                                                          ============            ============

*Commencement of operations.
See accompanying notes to financial statements.


      Notes to financial statements

      IDS Small Company Index Fund
      (Unaudited as to July 31, 1997)

  1

Summary of
significant
accounting policies

      IDS Small Company Index Fund (a series of IDS Market Advantage Series, Inc.) is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. IDS Market Advantage Series has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. On Aug. 16, 1996, American Express Financial Corporation (AEFC) invested $3,000 in the Fund which represented 200 shares for Class A, Class B and Class Y, respectively. Operations commenced on Aug. 19, 1996.

      The Fund invests primarily in common stocks of small capitalization companies that are expected to provide investment results that correspond to the performance of the S&P SmallCap 600 Index. The Fund offers Class A, Class B and Class Y shares. Class A shares are sold with a front-end sales charge. Class B shares may be subject to a contingent deferred sales charge and such shares automatically convert to Class A during the ninth calendar year of ownership. Class Y shares have no sales charge and are offered only to qualifying institutional investors.

      All classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fee, transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

      Significant accounting policies followed by the Fund are summarized below:

      Use of estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

      Valuation of securities

      All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price; securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Determination of fair value involves, among other things, reference to market indexes, matrixes and data from independent brokers. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

      Option transactions

      In order to produce incremental earnings, protect gains and facilitate buying and selling of securities for investment purposes, the Fund may buy and write options traded on any U.S. or foreign exchange where the completion of the obligation is dependent upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

      Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Futures transactions

      In order to gain exposure to or protect itself from changes in the market, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

      Federal taxes

      Since the Fund's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders, no provision for income or excise taxes is required.

      Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of the deferral of losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

      Dividends to shareholders

      An annual dividend declared and paid at the end of the calendar year from net investment income is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

      Other

      Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.

      The Fund entered into agreements with AEFC for managing its portfolio, providing administrative services and serving as transfer agent. Under its Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.38% to 0.34% annually.

      Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.10% to 0.02% annually. Additional administrative service expenses paid by the Fund are office expenses, consultants' fees and compensation of officers and employees. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees, organizational expenses and any other expenses properly payable by the Fund and approved by the board.

      Under a separate Transfer Agency Agreement, AEFC maintains shareholder accounts and records. The Fund pays AEFC an annual fee per shareholder account for this service as follows:

     oClass A $15
     oClass B $16
     oClass Y $15

  2

Expenses and
sales charges

      The Fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder servicing-related services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution-related services.

      Under a Shareholder Service Agreement, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares and commencing on May 9, 1997, the fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to class Y shares.

      Sales charges received by American Express Financial Advisors Inc. for distributing Fund shares were $1,366,870 for Class A and $11,376 for Class B for the six months ended July 31, 1997. The Fund also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

      AEFC has agreed to waive certain fees and to absorb certain other of the Funds' expenses until July 31, 1997. Under this agreement, the Fund's total expenses will not exceed 1.00% for Class A, 1.76% for Class B and 0.92% for Class Y of the Fund's average daily net assets.

      During the six months ended July 31, 1997, the Fund's custodian and transfer agency fees were reduced by $29,615 as a result of earnings credits from overnight cash balances.

  3

Securities
transactions

      Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $178,774,183 and $24,917,858, respectively, for the six months ended July 31, 1997. Realized gains and losses are determined on an identified cost basis.

  4

Lending of
portfolio securities

      At July 31, 1997, securities valued at $4,145,178 were on loan to brokers. For collateral, the Fund received $4,085,400 in cash and U.S. government securities valued at $351,561. Income from securities lending amounted to $34,748 for the six months ended July 31, 1997. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return securities when due.

  5

Capital share
transactions

      Transactions in shares of capital stock for the periods indicated are as follows:

                                        Six months ended July 31, 1997
                                      Class A       Class B      Class Y

      Sold                         19,497,266    10,910,621       46,206

      Issued for reinvested                --            --           --
        distributions

      Redeemed                     (2,593,870)     (530,727)      (3,757)

      Net increase (decrease)      16,903,396    10,379,894       42,449


                                         Period ended Jan. 31, 1997*
                                      Class A       Class B      Class Y

      Sold                         17,818,761     7,633,710           --

      Issued for reinvested            66,231        22,199            1
        distributions

      Redeemed                       (612,933)      (82,433)          --

      Net increase (decrease)      17,271,999     7,573,476            1

    * Inception date was Aug. 19, 1996


IDS Small Company Index Fund

6. Financial highlights

The table below shows certain important financial information for evaluating the Fund's results.


                                  Fiscal period ended Jan. 31,
                                  Per share income and capital changesa

                                    Class A                     Class B                      Class Y
                               1997c      1997b             1997c     1997b              1997c     1997b
Net asset value,
beginning of period            $5.51      $5.00             $5.50     $5.00              $5.51     $5.00

                            Income from investment operations:

Net investment income (loss)      --        .02             (.02)       .02                 --       .02
Net gains (losses) (both         .86        .52               .85       .50                .87       .52
realized and unrealized)

Total from investment            .86        .54               .83       .52                .87       .54
operations

                             Less distributions:
Dividends from net                --      (.03)                --     (.02)                 --     (.03)
investment income

Net asset value,               $6.37      $5.51             $6.33     $5.50              $6.38     $5.51
end of period

                             Ratios/supplemental data

                                   Class A                      Class B                      Class Y
                               1997c      1997b             1997c     1997b              1997c     1997b

Net assets, end of              $218        $95              $114       $42                $--       $--
period (in millions)

Ratio of expenses to           1.00d,g    1.00%d,g           1.76d,g  1.76%d,g             .92d,g   .82%d,g
average daily net assetse

Ratio of net income (loss) to    .03%d    1.55%d             (.75%)d   .63%d              .66%d    1.93%d
average daily net assets

Portfolio turnover rate           12%       48%                12%      48%                12%       48%
(excluding short-term
securities)

Total returnf                   15.6%    1 0.8%              15.1%    10.5%              15.6%     10.9%

Average brokerage             $.0338     $.0266            $.0338    $.0266             $.0338    $.0266
commission rateh

  aFor a share outstanding throughout the period. Rounded to the nearest cent.
  bInception date. Period from Aug. 19, 1996 to Jan. 31, 1997.
  cSix months ended July 31,1997 (Unaudited).
  dAdjusted to an annual basis.
  eExpense ratio is based on total  expenses  of the Fund  before  reduction  of earnings credits on cash balances.
  fTotal return does not reflect payment of a sales charge.
  gAEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 1.23%, 2.01%, and 1.60% for Class A, B and Y for the six months ended July 31, 1997, respectively, and 1.48%, 2.60% and 1.22% for Class A, B, and Y for the period from Aug. 19,1996 to Jan. 31,1997, respectively.
  hThe Fund is required to disclose an average brokerage commission rate per share for security trades on which commissions are charged. The comparability of this information may be affected by the fact that commission rates per share vary significantly among foreign countries.

      Investments in securities

      IDS Small Company Index Fund                     (Percentages represent
      July 31, 1997 (Unaudited)                          value of investments
                                                       compared to net assets)

 Common stocks (99.7%)

 Issuer                      Shares        Value(a)

 Aerospace & defense (0.7%)
 AAR                         17,300    $   618,475
 Alliant Techsystems         12,600(b)     656,775
 BE Aerospace                20,600(b)     739,025
 Kaman Cl A                  17,800        287,025
 Total                                   2,301,300

 Airlines (0.8%)
 Air Express Intl            32,700      1,011,656
 Comair Holdings             42,500      1,144,843
 Mesa Airlines               27,100(b)     149,050
 SkyWest                      9,500        159,125
 Total                                   2,464,674

 Automotive & related (2.1%)
 Breed Technologies          29,900        579,312
 Custom Chrome                5,400(b)      89,775
 Discount Auto Parts         16,000(b)     328,000
 Gentex                      33,500(b)     757,937
 Intermet                    23,800        401,625
 Myers Inds                  16,200        283,500
 O'Reilly Automotive          9,900(b)     436,837
 Simpson Inds                16,900        182,203
 Smith (A.O.)                18,600        666,112
 Spartan Motors              11,800        104,725
 SPS Technologies             5,700(b)     471,319
 SPX                         11,400        592,800
 Standard Motor Products     12,600        222,862
 Standard Products           16,200        418,162
 TBC                         22,600(b)     192,100
 Titan Intl                  20,300        350,175
 Walbro                       8,200        181,425
 Winnebago Inds              24,000        207,000
 Wynn's Intl                 12,350        370,500
 Total                                   6,836,369

 Banks and savings & loans (9.5%)
 Astoria Financial           20,600        993,950
 CCB Financial               15,600      1,298,700
 Centura Banks               25,100      1,460,506
 Charter One Financial       44,395      2,572,135
 Coast Savings Financial     17,900(b)     861,437
 Commercial Federal          20,450        815,444
 Cullen/Frost Bankers        21,500      1,005,125
 Deposit Guaranty            40,600      1,329,650
 Downey Financial            25,775        600,880
 First Commercial            32,525      1,427,034
 First Financial             34,675      1,092,262
 First Michigan Bank         26,320        858,690
 FirstBank Puerto Rico       14,700        408,844
 FirstMerit                  31,000      1,511,250
 JSB Financial                9,800        433,650
 Keystone Financial          51,750      1,804,781
 Magna Group                 31,800      1,172,625
 ONBANCorp                   13,100        663,187
 Provident Financial Group   39,550      2,031,881
 RCSB Financial              14,200        734,850
 Riggs Natl                  29,200        631,450
 Sovereign Bancorp           62,760        994,354
 St. Paul Bancorp            33,225        791,170
 TCF Financial               40,200      2,153,212
 U.S. Trust                  18,800        989,350
 Whitney Holding             18,700        799,425
 Zions Bancorp               55,300      1,976,975
 Total                                  31,412,817

 Beverages & tobacco (0.9%)
 Canandaigua Wine            18,500(b)     787,406
 Coca-Cola                    8,600        419,250
 DIMON                       42,200      1,031,262
 Schweitzer-Maudit Intl      15,600        609,375
 Total                                   2,847,293

 Building materials & construction (3.2%)
 Apogee Enterprises          26,400        564,300
 BMC West                    11,300(b)     148,312
 Butler Mfg                   7,100        262,256
 Continental Homes Holding    6,900        156,975
 Hughes Supply               16,500        424,875
 Insituform Technologies Cl A 25,800(b)    180,600
 Insteel Inds                 9,100         66,544
 Juno Lighting               17,500        277,812
 Lone Star Inds              10,900        577,700
 MDC Holdings                16,600        167,037
 Medusa                      16,700        772,375
 Morrison Knudsen            51,300(b)     663,694
 Oakwood Homes               44,100      1,185,188
 PLY GEM Inds                13,400        258,788
 Republic Group              11,130        212,861
 Ryland Group                15,300        252,450
 Skyline                      9,500        241,656
 Southern Energy Homes       13,900(b)     142,475
 Standard-Pacific            27,700        347,981
 Stone & Webster             12,300        578,100
 Texas Inds                  19,800        643,500
 TJ Intl                     16,700        409,150
 Toll Brothers               32,700(b)     680,569
 Tredegar Inds               12,100        753,225
 U.S. Home                   10,900(b)     362,425
 Universal Forest Products   16,000        238,000
 Total                                  10,568,848

 Chemicals (2.0%)
 Air & Water Technologies Cl A 30,100(b)    94,062
 Cambrex                     11,100        530,025
 Chemed                      10,000        372,500
 ChemFirst                   19,400        539,562
 Dames & Moore               16,700        219,187
 Geon                        22,400        431,200
 Hauser                       9,100(b)      52,894
 Ionics                      15,400(b)     652,575
 Lilly Inds Cl A             21,600        481,950
 MacDermid                    7,700        444,675
 Mississippi Chemical        26,305        558,981
 OHM                         25,500(b)     208,781
 OM Group                    20,500        708,531
 Penwest                      6,900        207,000
 Quaker Chemical              8,300        139,025
 Tetra Technologies          12,800(b)     356,800
 WD-40                        8,000        480,000
 Total                                   6,477,748

 Communications equipment & services (2.2%)
 Allen Group                 26,000(b)     663,000
 Aspect Telecommunications   46,700(b)     987,267
 Belden                      25,000        968,750
 Boston Technology           23,500(b)     624,219
 BroadBand Technologies      12,800(b)     112,000
 C-COR Electronics            8,600(b)      98,363
 California Microwave        15,500(b)     236,375
 Centigram Communications     6,000(b)      74,250
 Dialogic                    15,400(b)     531,300
 Digi Intl                   12,200(b)     140,300
 Digital Microwave           17,600(b)     752,400
 General Communication       47,200(b)     359,900
 InterVoice                  15,700(b)     157,000
 Network Equipment
    Technologies             19,700(b)     390,306
 Oak Inds                    16,700(b)     507,263
 PictureTel                  36,000(b)     355,500
 Symmetricom                 15,300(b)     250,538
 TCSI                        19,200(b)     135,600
 Total                                   7,344,331

 Computers & office equipment (8.3%)
 Acxiom                      49,400(b)     981,825
 ADAC Laboratories           17,700        345,150
 American Management
    Systems                  39,700(b)   1,019,793
 Amtech                      12,300(b)      57,656
 Auspex Systems              23,400(b)     257,400
 BancTec                     20,200(b)     493,637
 BISYS Group                 24,400(b)     782,325
 BMC Inds                    26,200(b)     810,562
 Boole & Babbage             18,000(b)     468,000
 Broderbund Software         19,700(b)     427,244
 Ciber                       18,550(b)     651,569
 Cognex                      39,500(b)   1,343,000
 Comverse Technology         23,700(b)   1,155,375
 Control Data Systems        12,100(b)     244,269
 Envoy                       15,800(b,d)   472,025
 Fair Isaac                  12,300        551,194
 FileNet                     14,600(b)     259,150
 Henry (Jack) & Associates   17,700        469,050
 Hyperion Software           16,800(b)     451,500
 Intermagnetics General      11,700(b)     143,325
 Keane                       32,000(b)   1,956,000
 Komag                       49,400(b)   1,028,137
 Kronos                       7,800(b)     191,100
 MicroAge                    15,000(b)     346,875
 Natl Computer Systems       14,900        409,750
 Natl Data                   25,800      1,048,125
 Network General             41,500(b)     674,375
 New England Business
    Services                 13,100        386,450
 Platinum Software           17,400(b)     197,925
 PLATINUM Technology         58,500(b)     906,750
 Primark                     24,800(b)     674,250
 Progress Software           11,700(b)     193,050
 Read-Rite                   45,400(b)   1,174,725
 Sanmina                     16,700(b)   1,214,925
 Sterling Software           37,100(b)   1,261,400
 System Software             39,900(b)     346,631
 Tech Data                   41,500(b)   1,540,687
 Telxon                      15,500        348,750
 Vantive                     23,000(b)     718,750
 Viewlogic Systems           15,700(b)     231,575
 Wall Data                    8,800(b)     157,300
 Xircom                      21,500(b)     279,500
 Zebra Technologies Cl A     23,000(b)     717,312
 Total                                  27,388,391

 Electronics (8.6%)
 Anixter Intl                45,100(b)     794,887
 Bell Inds                    8,640(b)     147,960
 Benchmark Electronics        5,500(b)     295,625
 C-Cube Microsystems         34,900(b,d)   841,962
 Chips & Technologies        21,100(b)     356,062
 Cyrix                       18,700(b,d)   475,681
 Dallas Semiconductor        26,400      1,031,250
 Dionex                      11,800(b)     538,375
 Dynatech                    16,500(b)     587,812
 Etec Systems                20,600(b)   1,117,550
 Figgie Intl Cl A            17,300(b)     246,525
 Fluke (John) Mfg             8,300        450,275
 Gerber Scientific           21,900        462,637
 Harmon Inds                  6,400        150,400
 Integrated Circuit Systems  11,500(b)     303,312
 International Rectifier     48,900(b)   1,008,562
 Itron                       13,000(b)     310,375
 Kent Electronics            25,100(b)     978,900
 Kuhlman                     15,600        483,600
 Kulicke & Soffa Inds        21,500(b)     834,469
 Lattice Semiconductor       21,700(b)   1,462,037
 Marshall Inds               16,100(b)     653,056
 Methode Electronics Cl A    34,000        705,500
 Microchip Technology        50,850(b)   1,894,162
 Novellus Systems            16,400(b)   1,722,000
 Pacific Scientific          11,500        180,406
 Park Electrochemical        11,200        337,400
 Photronics                  11,400(b)     627,000
 Pioneer Standard Electronics 24,200       341,825
 Plexus                       7,100(b)     370,975
 S3                          47,200(b)     725,700
 Speedfam Intl               13,000(b)     611,000
 Standard Microsystems       14,400(b)     174,600
 Three-Five Systems           7,600(b)     172,425
 Trimble Navigation          21,100(b)     363,975
 Tseng Laboratories          16,400(b)      57,400
 Ultratech Stepper           19,800(b)     503,662
 Unitrode                    11,200(b)     665,700
 Vicor                       40,800(b)   1,009,800
 Vitesse Semiconductor       33,650(b)   1,627,819
 VLSI Technology             44,000(b)   1,303,500
 Watkins-Johnson              7,800        271,050
 Wyle Electronics            11,600        579,275
 X-Rite                      20,000        402,500
 Zilog                       19,500(b)     472,875
 Total                                  28,651,861

 Energy (3.5%)
 Atmos Energy                15,700(d)     377,781
 Barrett Resources           30,300(b)     878,700
 Benton Oil & Gas            27,900(b)     423,731
 Cabot Oil & Gas Cl A        21,600        444,150
 Cross Timbers Oil           25,250        497,109
 Devon Energy                31,100      1,183,744
 HS Resources                16,000(b)     224,000
 KCS Energy                  27,700        602,475
 Monterey Resources          52,366        798,582
 Newfield Exploration        34,000(b)     816,000
 Pogo Producing              32,300      1,320,263
 Santa Fe Energy Resources   95,000(b)     819,375
 Snyder Oil                  29,400        547,575
 St. Mary Land & Exploration 10,300        345,050
 UNC                         17,600(b)     255,200
 United Meridian             34,200(b)   1,092,263
 Vintage Petroleum           24,600        884,063
 Wiser Oil                    8,400        151,200
 Total                                  11,661,261

 Energy equipment & services (2.3%)
 Box Energy Cl B             18,700(b)     126,225
 Camco Intl                  36,370      2,350,411
 Daniel Inds                 16,400        265,475
 Input/Output                41,500(b)     897,437
 Mesa                        60,500(b,d)   336,531
 Oceaneering Intl            22,500(b)     487,969
 Plains Resources            15,600(b)     253,500
 Pool Energy Services        18,200(b)     464,100
 Pride Intl                  44,400(b)   1,173,825
 Seitel                       9,800(b)     401,187
 Tuboscope Vetco Intl        41,600(b)   1,003,600
 Total                                   7,760,260

 Financial services (3.2%)
 Alex Brown                  22,950      1,910,588
 AMRESCO                     34,700(b)   1,036,663
 Bowne & Co                  17,600        585,200
 CMAC Investment             21,400      1,009,813
 Eaton Vance                 18,400        572,700
 Insurance Auto Auctions     11,400(b)     105,450
 Interra Financial           11,600        497,350
 Legg Mason                  17,900      1,099,731
 Natl Auto Credit            26,300(b)     210,400
 North American Mtge         13,800        370,875
 Pioneer Group               24,300        634,838
 Piper Jaffray               18,000        385,875
 Quick & Reilly Group        36,300        952,875
 Raymond James Financial     29,950        862,934
 SEI Investments             17,700        515,513
 Total                                  10,750,805

 Food (2.0%)
 Chiquita Brands Intl        53,600        777,200
 DEKALB Genetics Cl B        17,000      1,299,438
 Delta & Pine Land           27,400      1,041,200
 Earthgrains                 19,600        717,850
 GoodMark Foods               7,100        117,150
 J&J Snack Foods              8,000(b)     126,000
 Mycogen                     29,800(b)     668,638
 Nash-Finch                  10,900        220,725
 Rykoff-Sexton               26,600        660,013
 Smithfield Foods            17,800(b)     885,550
 Total                                   6,513,764

 Furniture & appliances (1.3%)
 Bassett Furniture Inds      12,400        372,000
 Ethan Allen Interiors       14,200        752,600
 Fedders                     35,600        215,825
 Interface                   22,800        629,850
 La-Z-Boy                    17,300        649,831
 Mohawk Inds                 33,200(b)     879,800
 Rival (The)                  9,100        156,975
 Royal Appliance Mfg.        22,400(b)     194,600
 Thomas Inds                 10,000        296,250
 Total                                   4,147,731

 Health care (5.1%)
 Advanced Tissue Sciences    35,400(b)     531,000
 Alliance Pharmaceutical     29,200(b)     290,175
 ALPHARMA Cl A               20,600        369,513
 Ballard Medical Products    26,900        569,944
 Bio-Technology General      44,900(b)     589,313
 Cellpro                     11,900(b)      36,444
 Cephalon                    23,100(b)     227,391
 Circon                      12,700(b)     203,994
 Coherent                    11,200(b)     548,800
 Collagen                     8,500        149,813
 COR Therapeutics            18,800(b)     202,100
 Cygnus                      18,100(b)     339,375
 Enzo Biochem                21,845(b)     344,059
 ICN Pharmaceuticals         33,300      1,138,444
 IDEXX Laboratories          36,700(b)     584,906
 ImmuLogic Pharmaceutical    17,400(b)      51,113
 Immune Response             20,800(b)     174,200
 Invacare                    28,500        602,063
 Liposome                    34,900(b)     246,481
 MedImmune                   20,700(b)     491,625
 Mentor                      23,600        724,225
 Molecular Biosystems        16,900(b)     156,325
 North American Vaccine      30,400(b,d)   573,800
 Noven Pharmaceuticals       19,200(b)     196,800
 PerSeptive Biosystems       20,600(b)     206,000
 Pharmaceutical
    Marketing Services       12,700(b)     147,638
 Protein Design Labs         17,700(b)     497,813
 Regeneron Pharmaceuticals   29,600(b)     296,000
 ReSound                     17,200(b)      86,000
 Respironics                 19,100(b)     494,213
 Roberts Pharmaceutical      26,400(b)     264,000
 Safeskin                    25,200(b)     833,175
 SciClone Pharmaceuticals    14,600(b)      59,313
 SEQUUS Pharmaceuticals      29,200(b)     193,450
 SpaceLabs Medical            9,300(b)     204,600
 STERIS                      33,100(b)   1,274,350
 Summit Technology           29,200(b)     200,750
 Sunrise Medical             18,100(b)     271,500
 Syncor Intl                  9,800(b)     138,425
 Tecnol Medical Products     19,300(b)     434,250
 TheraTech                   19,500(b)     224,250
 US Bioscience               23,200(b)     237,800
 Vertex Pharmaceuticals      24,000(b)     843,000
 VISX                        14,500(b)     313,563
 Vital Signs                 12,500        218,750
 Zoll Medical                 4,900(b)      37,363
 Total                                  16,818,106

 Health care services (5.3%)
 Cerner                      31,700(b)     951,000
 Coventry                    31,700(b)     560,694
 Express Scripts Cl A        16,100(b)     720,475
 Genesis Health Ventures     33,800(b)   1,144,975
 GranCare                    22,900(b)     276,231
 Integrated Health Services  23,800(d)     812,175
 Lincare Holdings            27,600(b)   1,352,400
 Living Centers of America   18,700(b)     735,144
 Magellan Health Services    27,900(b)     831,769
 Mariner Health Group        27,200(b)     365,500
 OccuSystems                 21,400(b)     609,900
 Omnicare                    76,400      2,249,025
 Orthodontic Centers
    of America               41,900(b)     775,150
 Owens & Minor               30,700        456,663
 Patterson Dental            20,600(b)     715,850
 PhyCor                      60,800(b)   2,036,800
 Renal Treatment Centers     24,200(b)     713,900
 RoTech Medical              24,400(b)     460,931
 Sierra Health Services      17,300(b)     568,738
 Universal Health
    Services Cl B            30,800(b)   1,251,250
 Total                                  17,588,570

 Household products (1.2%)
 Nature's Sunshine Products  17,600        360,800
 Paragon                     10,600(b)     185,500
 Premark Intl                59,800      1,887,438
 Scotts Cl A                 18,100(b)     495,488
 Sola Intl                   23,200(b)     738,050
 USA Detergents              13,200(b)     179,850
 Valence Technology          20,200(b)     166,650
 Total                                   4,013,776

 Industrial equipment & services (2.6%)
 Arctic Cat                  28,100        295,050
 Astec Inds                   9,100(b)     134,794
 Blount Intl                 18,000        805,500
 Clarcor                     15,500        402,031
 Dravo                       13,900(b)     154,638
 Flow Intl                   13,400(b)     134,838
 G & K Services Cl A         19,900        674,113
 Global Industrial
    Technologies             21,300(b)     403,369
 Greenfield Inds             15,900        451,163
 Halter Marine Group         17,500(b)     535,938
 KEMET                       37,200(b)     953,250
 Lindsay Mfg                  9,550        327,684
 LSB Inds                    11,100         43,706
 Lydall                      16,000(b)     376,000
 Manitowoc                   17,000        654,500
 O'Sullivan                  15,100        152,888
 Regal Beloit                19,700        557,756
 Roper Inds                  14,800        828,800
 Toro                        12,000        438,000
 Wolverines Tube             13,300(b)     390,688
 Total                                   8,714,706

 Insurance (4.0%)
 ALLIED Group                19,400        908,162
 American Bankers
    Insurance Group          19,700      1,333,444
 Capital Re                  15,500        823,438
 Compdent                     9,800(b)     212,538
 Enhance Financial
    Services Group           17,600        880,000
 Fidelity Natl Financial     13,170        236,237
 First American Financial    10,900        461,888
 Fremont General             28,100      1,201,275
 Frontier Insurance Group    28,300        882,606
 Gallagher (Arthur J)        15,900        576,375
 Hilb, Rogal & Hamilton      12,100        205,700
 Integon                     15,400        388,850
 Life Re                     13,100        717,225
 Orion Capital               26,300      1,099,669
 Protective Life             29,500      1,500,813
 Selective Insurance Group   14,300        761,475
 Trenwick Group              11,200        428,400
 Washington Natl             11,600        334,225
 Zenith Natl                 17,050        464,613
 Total                                  13,416,933

 Leisure time & entertainment (1.4%)
 Aztar                       42,300(b)     298,744
 Bell Sports                 13,800(b)     100,913
 Carmike Cinemas Cl A        11,000(b)     347,875
 Galoob Toys                 17,000(b)     388,875
 Grand Casinos               40,200(b)     630,638
 Hollywood Park              22,900(b)     389,300
 Huffy                       12,800        188,800
 K2                          15,900        502,838
 Mail Boxes Etc.             11,000(b)     302,500
 Outboard Marine             19,000(d)     302,813
 Players Intl                30,100(b)     124,163
 RDM Sports Group            39,700(b)      32,256
 Showboat                    15,400        270,463
 Thor Inds                    8,000        200,000
 WMS Inds                    22,900(b)     561,050
 Total                                   4,641,228

 Media (2.7%)
 ADVO                        23,000(b)     416,875
 Catalina Marketing          18,800(b)     801,350
 GC Companies                 7,800(b)     321,750
 Intl Family
    Entertainment Cl B       42,900(b)   1,474,688
 Merrill                      7,800        312,000
 Metro Networks              15,800(b)     511,525
 NTN Communications          21,700(b)      88,156
 Plenum Publishing            4,000        158,000
 Regal Cinemas               32,050(b)   1,029,606
 Thomas Nelson               16,300        210,881
 True North Communications   23,500        584,563
 Valassis Communications     39,500(b)   1,108,469
 Westwood One                30,900(b)     992,663
 World Color Press           32,550(b)     931,744
 Total                                   8,942,270

 Metals (2.0%)
 Acme Metals                 11,200(b)     170,800
 Amcast Industrial            8,100        207,056
 AMCOL Intl                  18,000        326,250
 Birmingham Steel            28,500        518,344
 Castle (AM)                 13,300        300,081
 Coeur d'Alene Mines         20,600(b)     270,375
 Commercial Metals           14,800        469,900
 Commonwealth Inds            9,400        207,975
 Getchell Gold               25,500(b)     851,063
 Handy & Harman              11,000        199,375
 Hecla Mining                51,200(b)     262,400
 IMCO Recycling              12,100        235,950
 Material Sciences           14,800(b)     236,800
 Mueller Inds                17,100(b)     767,363
 Northwestern
    Steel and Wire           20,500(b)      39,719
 Pittston Burlington Group   19,500        482,625
 Quanex                      13,400        417,075
 Steel Technologies          10,800        137,700
 Stillwater Mining           19,100(b)     396,325
 WHX                         21,800(b)     196,200
 Total                                   6,693,376

 Miscellaneous (0.9%)
 ABM Inds                    19,300        446,313
 Aquarion                     7,000        188,125
 Champion Enterprises        46,200(b)     759,413
 Consumers Water              8,400        147,000
 Philadelphia Suburban       18,600        356,888
 Rural/Metro                 11,750(b)     352,500
 Southern California Water    8,500        193,906
 United Water Resources      34,000        646,000
 Total                                   3,090,145

 Multi-industry conglomerates (4.1%)
 Baldor Electric             25,500        796,875
 Brady (WH)                  21,000        622,125
 CDI                         19,000(b)     737,438
 Corrections Corp
    of America               73,300(b)   3,248,106
 Cross (AT) Cl A             15,200        134,900
 Cyrk Intl                   10,600(b)     113,950
 DeVRY                       33,300(b)     978,188
 Fisher Scientific Intl      19,300        934,844
 Franklin Covey              23,400(b)     620,100
 Griffon                     28,700(b)     419,738
 Interim Services            18,900(b)     861,131
 NFO Research                13,100(b)     314,400
 Norrell                     25,300        800,113
 Paxar                       26,750(b)     548,375
 Rexel                       24,800(b)     452,600
 Standex Intl                12,900        380,550
 Triarc Cl A                 28,800(b)     655,200
 Valmont Inds                25,900        506,669
 Whittaker                   10,700(b)     119,706
 Zero                        11,900        316,838
 Total                                  13,561,846

 Paper & packaging (1.0%)
 AptarGroup                  17,700        900,488
 Buckeye Cellulose           18,000(b)     648,000
 Caraustar Inds              23,300        710,650
 Mosinee Paper               14,850        404,663
 Pope & Talbot               12,800        258,400
 Shorewood Packaging         17,400(b)     367,575
 Total                                   3,289,776

 Restaurants & lodging (2.4%)
 Applebee's Intl             30,200        906,000
 Au Bon Pain Cl A            11,300(b)      85,456
 Bertucci's                   7,200(b)      45,000
 Cheesecake Factory          10,800(b)     284,175
 CKE Restaurants             39,000      1,350,375
 Foodmaker                   37,300(b)     685,387
 IHOP                         8,900(b)     282,575
 Landry's Seafood
    Restaurants              24,100(b)     614,550
 Luby's Cafeterias           22,200        437,062
 Marcus                      18,800        470,000
 Prime Hospitality           38,300(b)     703,762
 Ruby Tuesday                16,300        414,631
 Ryan's Family Steak Houses  45,500(b)     392,437
 Shoney's                    45,800(b)     277,662
 Showbiz Pizza Time          18,000(b)     416,250
 Sonic                       12,600(b)     281,925
 Taco Cabana Cl A            15,100(b)      73,613
 TCBY Enterprises            22,900        157,437
 Total                                   7,878,297

 Retail (7.2%)
 Arbor Drugs                 37,500        923,438
 Baker (J)                   13,400        117,250
 Bombay                      35,100(b)     219,375
 Books-A-Million             17,900(b)      87,263
 Carson Pirie Scott          15,600(b)     517,725
 Casey's General Stores      24,900        563,363
 Cash America Intl           23,200        262,450
 Cato Cl A                   26,900        196,706
 Checkpoint Systems          32,600(b)     513,450
 CompUSA                     87,600(b)   2,354,250
 Damark Intl Cl A             7,900(b)     122,450
 Designs                     14,300(b)      71,500
 Dress Barn                  21,500(b)     467,625
 Eagle Hardware & Garden     27,800(b)     587,275
 Fabri-Centers of
    America Cl A             17,200(b)     448,275
 Filene's Basement           18,600(b)     117,413
 Footstar                    29,500(b)     789,125
 Gottschalks                 10,900(b)      85,838
 Gymboree                    24,500(b)     581,875
 Hechinger Cl A              40,500(b)     106,313
 Jan Bell Marketing          22,100(b)      49,725
 Jumbosports                 17,200(b)      62,350
 Just For Feet               28,700(b)     554,269
 Justin Inds                 25,000        343,750
 Lechters                    14,100(b)      58,163
 Lillian Vernon               8,800        147,400
 Michaels Stores             22,300(b)     482,238
 Nashua                       5,800(b)      63,075
 NBTY                        17,900(b)     472,113
 Phillips-Van Heusen         25,400        355,600
 Pier 1 Imports              64,650      1,139,456
 Proffitts                   26,400(b)   1,399,200
 Regis                       21,400        529,650
 Richfood Holdings           45,400      1,089,600
 Ross Stores                 47,600      1,505,350
 Russ Berrie                 20,900        534,256
 Shopko Stores               31,100        898,013
 Smith's Food & Drug Cl B    15,700(b)     932,188
 Stein Mart                  22,400(b)     658,000
 Sturm Ruger                 25,400        530,225
 Swiss Army Brands            7,400(b)      98,050
 The Men's Wearhouse         20,500(b)     758,500
 The Sports Authority        30,200(b)     539,825
 Whole Foods Market          18,800(b,d)   648,600
 Williams-Sonoma             24,300(b)   1,049,456
 Total                                  24,032,011

 Textiles & apparel (2.3%)
 Angelica                     8,800        169,400
 Ashworth                    11,200(b)     115,500
 Authentic Fitness           21,400        242,086
 Brown Group                 16,900        295,750
 Cone Mills                  23,900(b)     179,250
 Delta Woodside Inds         22,500(b)     130,781
 The Dixie Group             10,100(b)     107,943
 Fieldcrest Cannon            8,400(b)     189,000
 Galey & Lord                11,200(b)     189,000
 Guilford Mills              21,100        456,287
 Haggar                       8,200        103,525
 Hartmarx                    31,500(b)     238,218
 Johnston Inds                8,800         55,550
 K-Swiss Cl A                 6,100        112,087
 Kellwood                    20,400        633,675
 Nautica Enterprises         37,900(b)   1,042,250
 Oshkosh B'Gosh Cl A         11,400        243,675
 Oxford Inds                  8,700        265,350
 Pillowtex                   10,300        255,569
 St. John Knits              16,200        737,100
 Timberland Cl A             10,700(b)     691,487
 Tultex                      28,700(b)     163,231
 Wolverine World Wide        40,000      1,092,500
 Total                                   7,709,214

 Transportation (2.2%)
 American Freightways        30,000(b)     495,000
 Arkansas Best               17,800(b)     166,875
 Expeditors Intl
    of Washington            23,200        878,700
 Fritz                       33,600(b)     363,300
 Frozen Food Express Inds    16,100        148,925
 Heartland Express           28,500(b)     705,375
 Landstar System             12,400(b)     310,000
 M.S. Carriers               11,800(b)     272,875
 Offshore Logistics          19,800(b)     391,050
 RailTex                      8,300(b)     163,925
 Rollins Truck Leasing       40,300        599,462
 USFreightways               25,000        776,562
 Wabash Natl                 19,000        533,187
 Werner Enterprises          36,600        786,900
 Yellow                      26,700(b)     720,900
 Total                                   7,313,036

 Utilities -- electric (1.4%)
 Bangor Hydro-Electric        6,000         34,500
 Central Hudson Gas
    & Electric               17,000        564,187
 Central Vermont
    Public Service           11,100        137,362
 CILCORP                     13,100        549,381
 Commonwealth
    Energy System            20,400        521,475
 Eastern Utilities Assn      19,400        373,450
 Green Mountain Power         4,700        116,619
 Interstate Power             9,100        272,431
 Orange & Rockland Utilities 13,400        453,087
 Sierra Pacific Resources    29,900        954,931
 TNP Enterprises             12,800        313,600
 United Illuminating         13,800        476,962
 Total                                   4,767,985

 Utilities -- gas (2.0%)
 Cascade Natural Gas         10,200        168,300
 Connecticut Energy           9,000        205,312
 Energen                     12,500        453,125
 Kirby                       23,000(b)     431,250
 KN Energy                   29,200      1,226,400
 New Jersey Resources        17,300        547,112
 Northwest Natural Gas       21,450        557,700
 Pennsylvania Enterprises     9,500        251,750
 Piedmont Natural Gas        28,300        707,500
 Public Service Company
    of North Carolina        18,500        365,375
 Southwest Gas               25,400        471,487
 Southwestern Energy         23,200        319,000
 United Cities Gas           12,300        292,124
 Wicor                       17,700        710,213
 Total                                   6,706,648

 Utilities -- telephone (0.9%)
 ACC                         16,100(b)     587,650
 CommNet Cellular            13,500(b)     470,812
 Geotek Communications       56,500(b)     275,437
 Orbital Sciences            30,900(b)     583,237
 Tel-Save Holdings           61,600(b)   1,047,200
 Total                                   2,964,336

 Foreign (0.4%) (c)
 Cineplex Odeon             169,300(b)     285,694
 Glamis Gold                 29,700(b)     207,900
 Mutual Risk Management      18,200        894,075
 Total                                   1,387,669

 Total common stocks
 (Cost: $285,664,343)                 $330,657,381

Short-term securities (2.4%)

Issuer      Annualized          Amount     Value(a)
              yield on      payable at
               date of        maturity
              purchase

 U.S. government agencies (0.8%)
 Federal Home Loan Mtge Corp Disc Nt
    08-06-97     5.37%   $ 1,700,000 $   1,698,734
 Federal Natl Mtge Assn Disc Nt
    08-05-97     5.33      1,100,000     1,099,350
 Total                                   2,798,084

 Commercial paper (1.6%)
 Cargill Global
    08-22-97     5.52      2,600,000(e)  2,591,674
 Exxon Asset Management
    08-01-97     5.65      1,600,000(e)  1,600,000
 Ford Motor Credit
    08-04-97     5.66      1,000,000       999,528
 Total                                   5,191,202

 Total short-term securities
 (Cost: $7,989,286)                   $  7,989,286


 Total investment in securities
 (Cost: $293,653,629)(f)              $338,646,667


See accompanying notes to investments in securities.

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars.

(d) Security is partially or fully on loan. See Note 4 to the financial statements.

(e) Commercial paper sold within terms of private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". This security has been determined to be liquid under guidelines established by the board.

(f) At July 31, 1997, the cost of securities for federal income tax purposes was approximately $293,654,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation........................................$52,086,000

Unrealized depreciation.........................................(7,093,000)

Net unrealized appreciation....................................$44,993,000

      Board members and officers of the Fund

President and interested
board member

      William R. Pearce
      Chairman of the board, Board   Services   Corporation    (provides
      administrative services to boards including the boards of the IDS and IDSLife funds and Master Trust portfolios).

Independent
board members

      H. Brewster Atwater, Jr.
      Former chairman and chief executive officer, General Mills, Inc.

      Lynne V. Cheney
      Distinguished fellow, American Enterprise Institute for Public Policy Research.

      Robert F. Froehlke
      Former president of all funds in the IDS MUTUAL FUND GROUP.

      Heinz F. Hutter
      Former president and chief operating officer, Cargill, Inc.

      Anne P. Jones
      Attorney and telecommunications consultant.

      Melvin R. Laird
      Senior counsellor for national and international affairs, The Reader's Digest Association, Inc.

      Alan K. Simpson
      Former United States senator for Wyoming.

      Edson W. Spencer
      Former chairman and chief executive officer, Honeywell, Inc.

      Wheelock Whitney
      Chairman, Whitney Management Company.

      C. Angus Wurtele
      Chairman of the board, The Valspar Corporation.

Interested board
members who are
officers and/or
employees of AEFC

      William H. Dudley
      Senior advisor to the chief executive officer, AEFC.

      David R. Hubers
      President and chief executive officer, AEFC.

      John R. Thomas
      Senior vice president, AEFC.

Officers who also
are officers and/or
employees of AEFC

      Peter J. Anderson
      Senior vice  president,  AEFC.  Vice president - Investments for the Fund.

      Melinda S. Urion
      Senior vice president and chief financial officer, AEFC. Treasurer for the Fund.

Other officer

      Leslie L. Ogg
      President, treasurer and corporate secretary of Board Services Corporation. Vice president, general counsel and secretary for the Fund.

Refer to the SAI for the board members' and officers' biographies.

IDS mutual funds

Global/International funds

Funds in this group seek capital growth and/or income by investing primarily in foreign securities. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made. They are high risk mutual funds with a potential for high reward.

IDS Emerging Markets Fund

Invests in a Portfolio comprised primarily of stocks of companies in developing countries throughout the world that are believed to offer growth potential. Seeks to provide long-term growth of capital.

(icon of) world globe

IDS Global Growth Fund
Invests in a Portfolio comprised primarily of stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The Fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Global Balanced Fund

Invests in stocks-and bonds in, for the most part, major markets throughout the world, including the U.S. Seeks to provide a balance of growth of capital and current income.

(icon of) scale of globes

IDS Global Bond Fund

Invests in a Portfolio comprised primarily of debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

Growth funds

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. A highly aggressive and speculative fund that seeks long-term growth of capital.

(icon of) cart of precious gems

IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) building

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's Corporation (S&P) 500 Stock Index.

(icon of) chess piece

IDS Research Opportunities Fund

Invests in a Portfolio comprised primarily of equity securities of companies included in the S&P 500 Index that are believed to have strong growth potential. The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

(icon of) magnifying glass

IDS Growth Fund

Invests in a Portfolio comprised primarily of companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) flower

IDS New Dimensions Fund

Invests in a Portfolio comprised primarily of companies with significant growth potential due to superiority in technology, marketing or management. The Fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund

Invests primarily in undervalued common stocks. The Fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

Growth and income funds

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest.

IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

(icon of) three pine trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Managed Allocation Fund

Invests in a Portfolio comprised primarily of U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Fund provides diversification among these major investment categories and has a target mix that represents the way the Fund's investments will be allocated over the long term. Seeks maximum total return.

(icon of) spinning toy

IDS Stock Fund

Invests in a Portfolio comprised primarily of common stocks of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) light bulb

IDS Diversified Equity Income Fund

Invests in a Portfolio comprised primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) two puzzle pieces

IDS Mutual

Invests in a Portfolio which seeks to balance between common stocks and senior securities (preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice

Income funds

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth.
Risk varies by bond quality.

IDS Extra Income Fund

Invests in a Portfolio comprised mainly in long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) two coins

IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) Greek column

IDS Selective Fund

Invests in a Portfolio comprised primarily of high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests in a Portfolio comprised primarily of securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) shield with eagle head

Tax-exempt income funds

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax, but a portion of the income may be subject to state and local taxes. Risk varies by bond quality.

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the Fund but does not guarantee the market value of the Fund's shares.

(icon of) shield with star

IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

IDS High Yield Tax-Exempt Fund

Invests in a Portfolio comprised primarily of medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed

IDS Intermediate Tax-Exempt Fund

Invests in mainly investment-grade bonds and other debt securities with intermediate-term maturities issued by state and local government units. Goal is to seek a high level of current income exempt from federal taxes.

(icon of) shield with tree enclosed

Money market funds

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. An investment in these funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that these funds will be able to maintain a stable net asset value of $1.00 per share. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund
Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

For more complete information about any of these funds, including charges and expenses, you can obtain a prospectus by contacting your financial advisor or writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534. Read it carefully before you invest or send money.

Quick telephone reference

American Express            Redemptions and exchanges,       National/Minnesota
Financial Advisors          dividend payments or                   800-437-3133
Telephone Transaction       reinvestments and automatic
Service                     payment arrangements           Mpls./St. Paul area:
                                                                       671-3800



TTY Service                 For the hearing impaired               800-846-4852




American Express            Automated account information          800-862-7919
Financial Advisors          (TouchTone(R) phones only),
Easy Access Line            including current fund prices
                            and performance, account values
                            and recent account transactions

AMERICAN EXPRESS FINANCIAL ADVISORS

IDS Small Company Index Fund
IDS Tower 10
Minneapolis, MN 55440-0010